Earnings per Share (Weighted-average Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Balance as at January 1	1,278,084	1,276,238	1,274,298
Shares issued during the year	98	73	1,054
Shares vested	768	898	720
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,278,950	1,277,209	1,276,072